FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Financial Assets Measured at Fair Value on Recurring Basis

The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2014
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$107,400	$—	$107,400
Marketable securities:
Government and corporate debentures - fixed interest rate	—	2,800,485	2,800,485
Government-sponsored enterprises	—	544,531	544,531
Government and corporate debentures - floating interest rate	—	68,604	68,604
Foreign currency derivative contracts	—	(2,942)	(2,942)

Total financial assets	$107,400	$3,410,678	$3,518,078

	December 31, 2013
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$88,784	$—	$88,784
Marketable securities:
Government and corporate debentures - fixed interest rate	—	2,565,099	2,565,099
Government-sponsored enterprises	—	535,415	535,415
Government and corporate debentures - floating interest rate	—	120,978	120,978
Foreign currency derivative contracts	—	91	91

Total financial assets	$88,784	$3,221,583	$3,310,367